Investment Strategy	Dec. 23, 2025
TimesSquare Quality Mid Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of mid-capitalization companies that exhibit attributes of a quality growth company. The Fund defines “mid-capitalization companies” as companies that, at the time of purchase, are within the range of capitalizations of companies in the Russell Midcap® Growth Index (the “Index”). As of June 30, 2025, the date of the latest reconstitution of the Index, the range of market capitalizations for the Russell Midcap® Growth Index was $800 million to $89 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently drops below or appreciates above the Fund’s “mid-capitalization companies” range, when the Adviser believes doing so is in the Fund’s interest. The Fund defines “quality growth” as securities that in aggregate have Profitability and Growth factor exposures, as measured by an unaffiliated third-party data provider, that are equal or greater than the Index, where growth reflects a company’s ability to expand its sales and earnings over time, based on both historical results and analyst forecasts; and profitability measures how efficiently a company generates earnings, based on factors including profit margins and returns.

When making investment decisions, TimesSquare uses a bottom-up, research intensive approach to identify mid-capitalization growth companies that it believes have the potential to achieve significant price appreciation over a 12- to 18-month investment horizon, attractive earnings growth rates and/or significant long-term capital appreciation. TimesSquare also continuously monitors and considers relevant market-, company- and industry-specific risks when constructing the Fund’s portfolio and making buy and sell decisions. TimesSquare will consistently evaluate if there is a compelling reason for the Fund to maintain its position in each security that it holds. As each security approaches TimesSquare’s price target for it, the security is a candidate for sale. When deciding whether to sell, maintain, or add to a Fund position, TimesSquare analyzes certain fundamental considerations, including when a company, in TimesSquare’s judgment, is not meeting the expected operating objectives, cannot sustain its competitive advantage, or may be replaced in the Fund’s portfolio with a better investment opportunity. In addition to utilizing fundamental analysis, TimesSquare’s portfolio construction methodology also involves an optimization process where TimesSquare evaluates companies for inclusion in the Fund’s portfolio based on relevant risk factors. As measured by third-party risk models, the Fund’s portfolio is constructed to maintain Profitability and Growth factor exposures that meet or exceed the characteristics of the Index (as further described above). Through this process, the portfolio is constructed to emphasize companies that TimesSquare believes have strong earnings quality and growth characteristics while remaining within TimesSquare’s diversification parameters.

Through this active investment selection and ongoing portfolio monitoring process, the Fund seeks to maintain a portfolio of quality growth companies. The Fund will generally invest in equity securities of companies, including common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund may also opportunistically invest a smaller portion of its portfolio in publicly traded securities of other types of issuers, such as securities issued by real estate investment trusts (“REITs”), when TimesSquare believes doing so is in the Fund’s interest.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies that exhibit attributes of a quality growth company.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies that exhibit attributes of a quality growth company.
TimesSquare Quality Small-Mid Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of small- and mid-capitalization companies that exhibit attributes of a quality growth company. The Fund defines “small- and mid-capitalization companies” as companies that, at the time of purchase, are within the range of capitalizations of companies in the Russell 2500® Growth Index (the “Index”). As of June 30, 2025, the date of the latest reconstitution of the Index, the range of market capitalizations for the Russell 2500® Growth Index was $59 million to $24 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently drops below or appreciates above the Fund’s “small- and mid-capitalization companies” range, when the Adviser believes doing so is in the Fund’s interest. The Fund defines “quality growth” as securities that in aggregate have Profitability and Growth factor exposures, as measured by an unaffiliated third-party data provider, that are equal or greater than the Index, where growth reflects a company’s ability to expand its sales and earnings over time, based on both historical results and analyst forecasts; and profitability measures how efficiently a company generates earnings, based on factors including profit margins and returns.

When making investment decisions, TimesSquare uses a bottom-up, research-intensive approach to identify small- and mid-capitalization growth companies that it believes have the potential to achieve significant price appreciation over a 12- to 18-month investment horizon, attractive earnings growth rates and/or significant long-term capital appreciation. TimesSquare also continuously monitors and considers relevant market-, company- and industry-specific risks when constructing the Fund’s portfolio and making buy and sell decisions. TimesSquare will consistently evaluate if there is a compelling reason for the Fund to maintain its position in each security that it holds. As each security approaches TimesSquare’s price target for it, the security is a candidate for sale. When deciding whether to sell, maintain, or add to a Fund position, TimesSquare analyzes certain fundamental considerations, including when a company, in TimesSquare’s judgment, is not meeting the expected operating objectives, cannot sustain its competitive advantage, or may be replaced in the Fund’s portfolio with a better investment opportunity. In addition to utilizing fundamental analysis, TimesSquare’s portfolio construction methodology also involves an optimization process where TimesSquare evaluates companies for inclusion in the Fund’s portfolio based on relevant risk factors. As measured by third-party risk models, the Fund’s portfolio is constructed to maintain Profitability and Growth factor exposures that meet or exceed the characteristics of the Index (as further described above). Through this process, the portfolio is constructed to emphasize companies TimesSquare believes have strong earnings quality and growth characteristics while remaining within TimesSquare’s diversification parameters.

Through this active investment selection and ongoing portfolio monitoring process, the Fund seeks to maintain a portfolio of quality growth companies. The Fund will generally invest in equity securities of companies, including common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants. The Fund may also opportunistically invest a smaller portion of its portfolio in publicly traded securities of other types of issuers, such as securities issued by real estate investment trusts (“REITs”), when TimesSquare believes doing so is in the Fund’s interest.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of small- and mid-capitalization companies that exhibit attributes of a quality growth company.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of small- and mid-capitalization companies that exhibit attributes of a quality growth company
TimesSquare Quality International Small Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of foreign (i.e., non-U.S.) small-capitalization companies that exhibit attributes of a quality growth company. The Fund defines “small-capitalization companies” as companies that, at the time of purchase, are within the range of capitalizations of companies in the MSCI EAFE Small Cap Index (the “Index”). This capitalization range will change over time, and on September 30, 2025 that was $300 million to $33 billion. The Fund defines “quality growth” as securities that in aggregate have Profitability and Growth factor exposures, as measured by an unaffiliated third-party data provider, that are equal or greater than the Index, where growth reflects a company’s ability to expand its sales and earnings over time, based on both historical results and analyst forecasts; and profitability measures how efficiently a company generates earnings, based on factors including profit margins and returns.

When making investment decisions, TimesSquare uses a bottom-up, research-intensive approach to identify small-capitalization growth companies that it believes have the potential to achieve significant price appreciation over a 12- to 18-month investment horizon, attractive earnings growth rates and/or significant long-term capital appreciation. TimesSquare also continuously monitors and considers relevant company-, industry-, and country-specific risks when constructing the Fund’s portfolio and making buy and sell decisions. TimesSquare will consistently evaluate if there is a compelling reason for the Fund to maintain its position in each security that it holds. As each security approaches TimesSquare’s price target for it, the security is a candidate for sale. When deciding whether to sell, maintain, or add to a Fund position, TimesSquare analyzes certain fundamental considerations, including when a company, in TimesSquare’s judgment, is not meeting the expected operating objectives, cannot sustain its competitive advantage, or may be replaced in the Fund’s portfolio with a better investment opportunity. In addition to utilizing fundamental analysis, TimesSquare’s portfolio construction methodology also involves an optimization process where TimesSquare evaluates companies for inclusion in the Fund’s portfolio based on relevant risk factors. As measured by third-party risk models, the Fund’s portfolio is constructed to maintain Profitability and Growth factor exposures that meet or exceed the characteristics of the Index (as further described above). Through this process, the portfolio is constructed to emphasize companies TimesSquare believes have strong earnings quality and growth characteristics while remaining within TimesSquare’s diversification parameters.

Through this active investment selection and ongoing portfolio monitoring process, the Fund seeks to maintain a portfolio of quality growth companies. The Fund will generally invest in equity securities of companies, including common stocks, preferred stocks, American Depository Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), other depositary receipts, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants. The Fund may also opportunistically invest a smaller portion of its portfolio in publicly traded securities of other types of issuers, such as securities issued by real estate investment trusts (“REITs”), when TimesSquare believes doing so is in the Fund’s interest.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of international small-capitalization companies that exhibit attributes of a quality growth company. For the purposes of designating international companies, the Fund will invest in and/or have investments that expose the Fund to a minimum of four countries, including the United States. The Fund considers an issuer to be located outside the United States if: it is organized outside the United States; it maintains a principal place of business outside the United States; its securities are traded principally outside the United States; it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the United States; or it has at least 50% of its assets outside the United States.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of international small-capitalization companies that exhibit attributes of a quality growth company.